Recoverable Taxes	12 Months Ended
Dec. 31, 2017
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Recoverable Taxes
11.	Recoverable Taxes

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
VAT Taxes Brazil (ICMS)	R$	63,574	R$	107,965	US$	32,638
VAT Taxes International		17,222		16,261		4,916
Taxes other than income tax (PIS and COFINS)		12,148		14,829		4,483
Withholding income taxes		2,739		4,467		1,350
Others		3,824		7,290		2,203

Total recoverable taxes	R$	99,507	R$	150,812	US$	45,590

Current		66,329		80,047		24,198
Non-Current		33,178		70,765		21,392